Intangible asset (Tables)	12 Months Ended
Jun. 30, 2023
Intangible asset
Schedule of carrying value of the intangible assets acquired

	IP Assets	Patents	Total
Balance, June 30, 2021	$1,692	$—	$1,692
Amortisation	(191)	—	(191)
Balance, June 30, 2022	1,501	—	1,501
Additions	—	41	41
Amortisation	(110)	—	(110)
Balance, June 30, 2023	$1,391	$41	$1,432